PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	December 31,
	2023	2022
Cost:
Computers and software	$779	$760
Office, furniture and equipment	535	520
Electronic equipment	608	604
Property and equipment, gross	1,922	1,884
Less: accumulated depreciation	1,181	975
Property and equipment, net	$741	$909